Quarterly Report
August 31, 2019
MFS®  Blended Research®
Small Cap Equity Fund

Portfolio of Investments
8/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 95.0%
Aerospace – 1.2%
American Outdoor Brands Corp. (a)	101,137	$607,833
CACI International, Inc., “A” (a)	9,634	2,141,542
		$2,749,375
Apparel Manufacturers – 1.6%
Levi Strauss & Co., “A” (a)	52,505	$887,335
Skechers USA, Inc., “A” (a)	94,703	2,998,297
		$3,885,632
Automotive – 1.5%
Stoneridge, Inc. (a)	114,976	$3,530,913
Biotechnology – 5.2%
Acorda Therapeutics, Inc. (a)	159,644	$515,650
Akebia Therapeutics, Inc. (a)	212,494	877,600
Arena Pharmaceuticals, Inc. (a)	27,177	1,437,392
Bio-Techne Corp.	13,871	2,657,267
Bruker BioSciences Corp.	28,038	1,210,400
Coherus BioSciences, Inc. (a)	10,718	237,832
CytomX Therapeutics, Inc. (a)	121,306	1,065,067
Esperion Therapeutics, Inc. (a)	33,135	1,214,066
Exelixis, Inc. (a)	22,496	446,546
Macrogenics, Inc. (a)	89,414	1,282,197
Pieris Pharmaceuticals, Inc. (a)	59,590	277,094
Varex Imaging Corp. (a)	46,349	1,221,296
		$12,442,407
Broadcasting – 0.2%
Sinclair Broadcast Group, Inc.	10,132	$451,583
Brokerage & Asset Managers – 0.2%
LPL Financial Holdings, Inc.	3,685	$276,191
Waddell & Reed Financial, Inc., “A”	10,170	164,449
		$440,640
Business Services – 0.8%
Forrester Research, Inc.	56,668	$1,976,013
Cable TV – 1.3%
Cable One, Inc.	2,449	$3,177,871
Chemicals – 0.9%
Ingevity Corp. (a)	27,350	$2,083,250
Computer Software – 4.1%
Cornerstone OnDemand, Inc. (a)	58,087	$3,030,399
Everbridge, Inc. (a)	4,239	365,402
Paylocity Holding Corp. (a)	38,999	4,259,471
RingCentral, Inc. (a)	9,659	1,363,174
SecureWorks Corp. (a)(l)	59,116	713,530
		$9,731,976
Computer Software - Systems – 7.2%
Box, Inc., “A” (a)	33,106	$484,341
Five9, Inc. (a)	63,290	4,000,561
ForeScout Tech, Inc. (a)	21,418	767,407

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
Insight Enterprises, Inc. (a)	10,031	$482,090
NCR Corp. (a)	88,448	2,786,996
Presidio, Inc.	233,322	3,737,818
Tech Data Corp. (a)	23,181	2,149,574
Verint Systems, Inc. (a)	49,265	2,625,332
		$17,034,119
Construction – 1.6%
Armstrong World Industries, Inc.	11,393	$1,087,690
Eagle Materials, Inc.	15,504	1,305,282
Toll Brothers, Inc.	38,551	1,395,160
		$3,788,132
Consumer Products – 0.6%
Herbalife Ltd. (a)	14,507	$499,476
Prestige Brands Holdings, Inc. (a)	19,032	606,740
USANA Health Sciences, Inc. (a)	4,235	287,853
		$1,394,069
Consumer Services – 1.4%
Grand Canyon Education, Inc. (a)	26,059	$3,273,010
Electrical Equipment – 2.6%
Evoqua Water Technologies LLC (a)	30,450	$470,757
OSI Systems, Inc. (a)	988	103,750
TriMas Corp. (a)	106,050	3,115,749
WESCO International, Inc. (a)	55,223	2,489,453
		$6,179,709
Electronics – 2.0%
Amkor Technology, Inc. (a)	169,575	$1,483,781
Jabil Circuit, Inc.	53,529	1,542,171
Sanmina Corp. (a)	36,711	1,060,948
Silicon Laboratories, Inc. (a)	7,019	765,071
		$4,851,971
Energy - Independent – 1.6%
Arch Coal, Inc.	15,713	$1,202,987
Delek U.S. Holdings, Inc.	28,983	949,193
Par Pacific Holdings, Inc. (a)	24,631	535,478
Warrior Met Coal, Inc.	48,526	1,014,194
		$3,701,852
Engineering - Construction – 2.5%
KBR, Inc.	152,565	$3,893,459
Matrix Service Co. (a)	65,146	1,294,451
Quanta Services, Inc.	19,916	675,152
		$5,863,062
Food & Beverages – 2.5%
Hostess Brands, Inc. (a)	51,366	$720,151
Ingredion, Inc.	29,218	2,257,675
Pilgrim's Pride Corp. (a)	72,906	2,271,751
SpartanNash Co.	65,125	701,396
		$5,950,973

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Forest & Paper Products – 0.8%
Boise Cascade Corp.	30,614	$961,280
Verso Corp., “A” (a)	84,258	860,274
		$1,821,554
Gaming & Lodging – 0.1%
Everi Holdings, Inc. (a)	33,233	$297,103
Health Maintenance Organizations – 1.0%
Magellan Health Services, Inc. (a)	8,259	$520,400
Molina Healthcare, Inc. (a)	14,905	1,941,823
		$2,462,223
Insurance – 3.6%
American Equity Investment Life Holding Co.	86,214	$1,857,912
Essent Group Ltd.	41,582	2,016,727
MGIC Investment Corp.	143,417	1,814,225
Radian Group, Inc.	89,803	2,025,057
Universal Insurance Holdings, Inc.	33,692	842,300
		$8,556,221
Internet – 0.8%
Blucora, Inc. (a)	6,774	$152,957
LogMeIn, Inc.	24,894	1,663,915
		$1,816,872
Leisure & Toys – 1.3%
Brunswick Corp.	53,005	$2,470,033
Funko, Inc., “A” (a)(l)	29,040	696,670
		$3,166,703
Machinery & Tools – 5.4%
ACCO Brands Corp.	64,103	$594,235
AGCO Corp.	41,227	2,849,610
Allison Transmission Holdings, Inc.	17,900	795,297
Herman Miller, Inc.	12,268	518,691
ITT, Inc.	17,738	1,009,647
Knoll, Inc.	24,354	561,603
Park-Ohio Holdings Corp.	33,144	901,186
Regal Beloit Corp.	32,979	2,338,211
SPX FLOW, Inc. (a)	56,585	1,907,480
Titan Machinery, Inc. (a)	81,723	1,230,749
		$12,706,709
Medical & Health Technology & Services – 1.5%
Allscripts Healthcare Solutions, Inc. (a)	22,081	$200,495
HealthEquity, Inc. (a)	23,091	1,370,682
Tenet Healthcare Corp. (a)	94,726	2,050,818
		$3,621,995
Medical Equipment – 4.2%
AngioDynamics, Inc. (a)	65,823	$1,209,169
Avanos Medical, Inc. (a)	40,253	1,335,595
CONMED Corp.	22,213	2,238,404
CUTERA, Inc. (a)	6,099	176,078
Integer Holdings Corp. (a)	26,586	1,924,826
IntriCon Corp. (a)	36,754	639,520
Lantheus Holdings, Inc. (a)	61,303	1,333,953
LivaNova PLC (a)	4,242	329,306

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Orthofix Medical, Inc. (a)	14,410	$732,604
		$9,919,455
Metals & Mining – 0.2%
Olympic Steel, Inc.	11,852	$127,409
Ryerson Holding Corp. (a)	45,859	315,051
Schnitzer Steel Industries, Inc., “A”	5,913	130,914
		$573,374
Natural Gas - Distribution – 0.4%
MDU Resources Group, Inc.	21,096	$567,272
Southwest Gas Holdings, Inc.	3,728	340,105
		$907,377
Natural Gas - Pipeline – 0.3%
Equitrans Midstream Corp.	61,163	$825,089
Oil Services – 2.9%
Apergy Corp. (a)	15,873	$412,381
Cactus, Inc., “A” (a)	87,967	2,240,519
Liberty Oilfield Services, Inc.	154,787	1,667,056
MRC Global, Inc. (a)	202,444	2,544,721
		$6,864,677
Other Banks & Diversified Financials – 12.2%
Assured Guaranty Ltd.	2,559	$108,885
Bank of N.T. Butterfield & Son Ltd.	34,210	942,828
Bank OZK	104,467	2,695,249
CAI International, Inc. (a)	47,192	999,527
Cathay General Bancorp, Inc.	98,553	3,270,974
East West Bancorp, Inc.	37,278	1,533,244
Enova International, Inc. (a)	57,185	1,366,721
First Hawaiian, Inc.	116,543	2,995,155
First Interstate BancSystem, Inc.	16,282	634,998
Hanmi Financial Corp.	149,434	2,676,363
Herc Holdings, Inc. (a)	40,506	1,672,088
OFG Bancorp	17,370	356,432
Popular, Inc.	28,766	1,512,229
Regional Management Corp. (a)	54,460	1,402,345
Triton International Ltd. of Bermuda	44,415	1,427,942
UMB Financial Corp.	12,457	776,320
Umpqua Holdings Corp.	123,610	1,941,913
Wintrust Financial Corp.	39,623	2,489,513
		$28,802,726
Pharmaceuticals – 2.2%
Assertio Therapeutics, Inc. (a)	224,452	$323,211
Catalent, Inc. (a)	13,855	730,713
Horizon Therapeutics PLC (a)	70,979	1,961,150
Mallinckrodt PLC (a)	85,991	222,717
Phibro Animal Health Corp., “A”	42,902	885,926
United Therapeutics Corp. (a)	14,015	1,157,078
		$5,280,795
Real Estate – 10.6%
Braemar Hotels & Resorts, Inc., REIT	99,069	$908,463
CareTrust REIT, Inc.	63,952	1,521,418
CoreCivic, Inc., REIT	104,654	1,773,885
Cousins Properties, Inc., REIT	43,097	1,495,466

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
EPR Properties, REIT	39,802	$3,114,506
Industrial Logistics Properties Trust, REIT	150,016	3,208,842
Life Storage, Inc., REIT	24,001	2,543,146
Medical Properties Trust, Inc., REIT	130,486	2,425,735
Spirit Realty Capital, Inc., REIT	30,685	1,471,039
STAG Industrial, Inc., REIT	80,587	2,343,470
STORE Capital Corp., REIT	114,638	4,328,731
		$25,134,701
Restaurants – 1.1%
Carrols Restaurant Group, Inc. (a)	92,240	$673,352
Wendy's Co.	82,983	1,825,626
		$2,498,978
Specialty Chemicals – 0.8%
Renewable Energy Group, Inc. (a)	18,015	$219,242
Univar, Inc. (a)	92,871	1,797,054
		$2,016,296
Specialty Stores – 0.5%
Express, Inc. (a)	81,317	$172,392
Floor & Decor Holdings, Inc., “A” (a)	3,494	171,975
Signet Jewelers Ltd.	11,140	136,354
Zumiez, Inc. (a)	27,722	720,217
		$1,200,938
Telecommunications - Wireless – 1.1%
Iridium Communications, Inc. (a)	63,171	$1,527,475
Telephone and Data Systems, Inc.	41,016	1,033,603
		$2,561,078
Telephone Services – 0.9%
ATN International, Inc.	15,240	$865,937
Shenandoah Telecommunications Co.	38,002	1,198,583
		$2,064,520
Trucking – 0.7%
Forward Air Corp.	25,552	$1,591,890
Utilities - Electric Power – 3.4%
Clearway Energy, Inc., “A”	134,666	$2,257,002
NRG Energy, Inc.	52,165	1,898,806
Portland General Electric Co.	50,705	2,884,608
Spark Energy, Inc., “A”	107,204	1,014,150
		$8,054,566
Total Common Stocks		$225,252,397
Investment Companies (h) – 1.8%
Money Market Funds – 1.8%
MFS Institutional Money Market Portfolio, 2.17% (v)	4,180,546	$4,180,964
Collateral for Securities Loaned – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.12% (j)	63,087	$63,087

Other Assets, Less Liabilities – 3.2%		7,531,888
Net Assets – 100.0%		$237,028,336
(a)	Non-income producing security.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,180,964 and $225,315,484, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$225,252,397	$—	$—	$225,252,397
Mutual Funds	4,244,051	—	—	4,244,051
Total	$229,496,448	$—	$—	$229,496,448
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,381,041	$41,710,925	$41,910,828	$(415)	$241	$4,180,964

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$23,049	$—